UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: November 30

Date of reporting period: August 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BATTERYMARCH

U.S. LARGE CAP EQUITY FUND

FORM N-Q

AUGUST 31, 2010

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited)	August 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 1.5%
Autoliv Inc.	30,840	$1,669,678
Goodyear Tire & Rubber Co.	133,000	1,228,920	*
Lear Corp.	14,600	1,075,436	*
TRW Automotive Holdings Corp.	94,060	3,269,525	*

Total Auto Components		7,243,559

Automobiles - 0.7%
Ford Motor Co.	305,800	3,452,482	*

Diversified Consumer Services - 0.2%
ITT Educational Services Inc.	14,256	759,275	*

Hotels, Restaurants & Leisure - 1.4%
Chipotle Mexican Grill Inc.	7,360	1,110,109	*
Las Vegas Sands Corp.	40,800	1,155,864	*
McDonald’s Corp.	35,651	2,604,662
Starbucks Corp.	84,640	1,945,873

Total Hotels, Restaurants & Leisure		6,816,508

Household Durables - 0.6%
Garmin Ltd.	77,290	2,056,687
Whirlpool Corp.	14,200	1,053,072

Total Household Durables		3,109,759

Internet & Catalog Retail - 0.2%
Expedia Inc.	41,100	939,546

Media - 3.1%
Cablevision Systems Corp., New York Group, Class A Shares	51,060	1,281,095
Comcast Corp., Class A Shares	160,590	2,749,301
DIRECTV, Class A Shares	66,800	2,533,056	*
Gannett Co. Inc.	84,010	1,015,681
Time Warner Cable Inc.	64,460	3,326,781
Time Warner Inc.	44,046	1,320,499
Walt Disney Co.	29,866	973,333
Washington Post Co., Class B Shares	4,000	1,440,920

Total Media		14,640,666

Multiline Retail - 1.7%
Dollar Tree Inc.	68,175	3,090,373	*
Family Dollar Stores Inc.	39,258	1,679,850
Kohl’s Corp.	20,150	946,647	*
Target Corp.	51,300	2,624,508

Total Multiline Retail		8,341,378

Specialty Retail - 3.1%
Aeropostale Inc.	40,500	862,650	*
Gap Inc.	72,320	1,221,485
Guess? Inc.	57,700	1,864,287
Home Depot Inc.	92,460	2,571,313
Limited Brands Inc.	63,800	1,505,680
Lowe’s Cos. Inc.	94,900	1,926,470
Ross Stores Inc.	54,170	2,688,457
TJX Cos. Inc.	53,480	2,122,621

Total Specialty Retail		14,762,963

Textiles, Apparel & Luxury Goods - 0.7%
Coach Inc.	87,710	3,143,526

TOTAL CONSUMER DISCRETIONARY		63,209,662

CONSUMER STAPLES - 8.6%
Beverages - 2.0%
Coca-Cola Co.	111,190	6,217,745
Constellation Brands Inc., Class A Shares	55,200	919,632	*
PepsiCo Inc.	41,840	2,685,291

Total Beverages		9,822,668

Food & Staples Retailing - 1.7%
Wal-Mart Stores Inc.	138,190	6,928,846

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2010

SECURITY	SHARES	VALUE
Food & Staples Retailing - continued
Walgreen Co.	37,570	$1,009,882

Total Food & Staples Retailing		7,938,728

Food Products - 0.9%
Corn Products International Inc.	26,237	895,469
Del Monte Foods Co.	160,000	2,086,400
Kraft Foods Inc., Class A Shares	39,010	1,168,349

Total Food Products		4,150,218

Household Products - 1.6%
Colgate-Palmolive Co.	30,800	2,274,272
Procter & Gamble Co.	93,980	5,607,787

Total Household Products		7,882,059

Personal Products - 0.3%
Avon Products Inc.	54,300	1,580,130

Tobacco - 2.1%
Altria Group Inc.	131,120	2,926,598
Philip Morris International Inc.	134,560	6,921,767

Total Tobacco		9,848,365

TOTAL CONSUMER STAPLES		41,222,168

ENERGY - 10.1%
Energy Equipment & Services - 1.4%
Noble Corp.	57,900	1,801,848
Oil States International Inc.	74,230	3,060,503	*
Schlumberger Ltd.	33,890	1,807,354

Total Energy Equipment & Services		6,669,705

Oil, Gas & Consumable Fuels - 8.7%
Anadarko Petroleum Corp.	20,400	938,196
Apache Corp.	21,740	1,953,339
Arch Coal Inc.	65,000	1,463,150
Chevron Corp.	117,340	8,701,934
ConocoPhillips	90,500	4,744,915
Devon Energy Corp.	25,890	1,560,649
Exxon Mobil Corp.	219,785	13,002,481
Marathon Oil Corp.	43,000	1,311,070
Newfield Exploration Co.	26,600	1,277,066	*
Occidental Petroleum Corp.	55,300	4,041,324
Talisman Energy Inc.	63,840	1,001,011
Walter Industries Inc.	23,440	1,688,618

Total Oil, Gas & Consumable Fuels		41,683,753

TOTAL ENERGY		48,353,458

FINANCIALS - 14.2%
Capital Markets - 0.9%
Goldman Sachs Group Inc.	14,021	1,920,036
Morgan Stanley	44,200	1,091,298
Waddell & Reed Financial Inc., Class A Shares	53,900	1,240,239

Total Capital Markets		4,251,573

Commercial Banks - 2.2%
Bank of Hawaii Corp.	30,200	1,348,732
Bank of Montreal	39,104	2,156,977
BOK Financial Corp.	19,200	853,248
CIT Group Inc.	28,480	1,044,646	*
M&T Bank Corp.	19,520	1,671,693
Wells Fargo & Co.	153,300	3,610,215

Total Commercial Banks		10,685,511

Consumer Finance - 0.6%
American Express Co.	42,800	1,706,436
Discover Financial Services	72,200	1,047,622

Total Consumer Finance		2,754,058

Diversified Financial Services - 2.9%
Bank of America Corp.	321,350	4,000,807
Citigroup Inc.	534,800	1,989,456	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2010

SECURITY	SHARES	VALUE
Diversified Financial Services - continued
JPMorgan Chase & Co.	188,680	$6,860,405
Principal Financial Group Inc.	44,050	1,015,353

Total Diversified Financial Services		13,866,021

Insurance - 4.9%
ACE Ltd.	60,100	3,213,547
Allied World Assurance Holdings Ltd.	13,400	674,958
American Financial Group Inc.	83,250	2,395,102
Assurant Inc.	99,480	3,636,989
Assured Guaranty Ltd.	63,100	974,895
Berkshire Hathaway Inc., Class B Shares	56,000	4,411,680	*
Chubb Corp.	30,100	1,659,112
MetLife Inc.	29,400	1,105,440
Progressive Corp.	76,900	1,522,620
Reinsurance Group of America Inc.	31,900	1,395,306
Travelers Cos. Inc.	39,460	1,932,751
Unum Group	20,382	408,659

Total Insurance		23,331,059

Office - 0.2%
Highwoods Properties Inc.	32,250	1,008,780

Real Estate Investment Trusts (REITs) - 1.5%
Annaly Capital Management Inc.	57,600	1,001,088
Apartment Investment and Management Co., Class A Shares	86,550	1,769,082
Duke Realty Corp.	62,400	699,504
General Growth Properties Inc.	107,900	1,518,153
Host Hotels & Resorts Inc.	104,300	1,369,459
Ventas Inc.	15,150	765,226

Total Real Estate Investment Trusts (REITs)		7,122,512

Real Estate Management & Development - 0.8%
Brookfield Properties Corp.	278,500	4,027,110

Regional Malls - 0.2%
Macerich Co.	25,400	1,052,068

TOTAL FINANCIALS		68,098,692

HEALTH CARE - 12.8%
Biotechnology - 1.3%
Amgen Inc.	44,730	2,283,019	*
Cephalon Inc.	38,220	2,163,634	*
Gilead Sciences Inc.	54,420	1,733,821	*

Total Biotechnology		6,180,474

Health Care Equipment & Supplies - 0.8%
Baxter International Inc.	37,130	1,580,253
C.R. Bard Inc.	9,940	763,690
CareFusion Corp.	17,200	371,176	*
Hologic Inc.	58,440	829,264	*
Sirona Dental Systems Inc.	17,400	548,448	*

Total Health Care Equipment & Supplies		4,092,831

Health Care Providers & Services - 3.2%
Aetna Inc.	72,548	1,938,482
AmerisourceBergen Corp.	36,000	982,080
Cardinal Health Inc.	83,280	2,495,069
Coventry Health Care Inc.	70,620	1,366,497	*
Health Management Associates Inc., Class A Shares	189,720	1,185,750	*
Humana Inc.	35,400	1,691,766	*
McKesson Corp.	27,500	1,596,375
Medco Health Solutions Inc.	36,640	1,593,107	*
UnitedHealth Group Inc.	73,940	2,345,377

Total Health Care Providers & Services		15,194,503

Life Sciences Tools & Services - 0.4%
Life Technologies Corp.	40,079	1,714,179	*

Pharmaceuticals - 7.1%
Abbott Laboratories	85,800	4,233,372
Bristol-Myers Squibb Co.	71,676	1,869,310
Eli Lilly & Co.	36,180	1,214,201

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2010

SECURITY	SHARES	VALUE
Pharmaceuticals - continued
Endo Pharmaceuticals Holdings Inc.	109,930	$2,986,798	*
Forest Laboratories Inc.	32,300	881,467	*
Johnson & Johnson	102,980	5,871,920
Merck & Co. Inc.	177,169	6,229,262
Perrigo Co.	16,700	951,733
Pfizer Inc.	488,441	7,780,865
Warner Chilcott PLC, Class A Shares	72,100	2,049,082	*

Total Pharmaceuticals		34,068,010

TOTAL HEALTH CARE		61,249,997

INDUSTRIALS - 10.5%
Aerospace & Defense - 1.4%
Boeing Co.	22,450	1,372,368
General Dynamics Corp.	25,830	1,443,122
Honeywell International Inc.	23,230	908,061
Lockheed Martin Corp.	26,410	1,836,023
Raytheon Co.	27,390	1,202,969

Total Aerospace & Defense		6,762,543

Air Freight & Logistics - 0.7%
Ryder System Inc.	31,100	1,193,307
United Parcel Service Inc., Class B Shares	32,960	2,102,848

Total Air Freight & Logistics		3,296,155

Airlines - 1.4%
Continental Airlines Inc., Class B Shares	74,400	1,662,096	*
Southwest Airlines Co.	181,100	2,001,155
UAL Corp.	143,500	3,040,765	*

Total Airlines		6,704,016

Building Products - 0.3%
Owens Corning Inc.	47,500	1,292,000	*

Commercial Services & Supplies - 0.4%
Brink’s Co.	27,440	517,793
R.R. Donnelley & Sons Co.	97,560	1,477,546

Total Commercial Services & Supplies		1,995,339

Construction & Engineering - 0.7%
Chicago Bridge & Iron Co. NV, New York Registered Shares	44,300	964,854	*
Foster Wheeler AG	39,000	831,870	*
Shaw Group Inc.	45,500	1,474,200	*

Total Construction & Engineering		3,270,924

Electrical Equipment - 0.2%
Emerson Electric Co.	25,330	1,181,645

Industrial Conglomerates - 3.0%
3M Co.	37,650	2,957,408
Carlisle Cos. Inc.	23,200	650,760
General Electric Co.	444,120	6,430,858
Textron Inc.	120,860	2,063,080
United Technologies Corp.	31,400	2,047,594

Total Industrial Conglomerates		14,149,700

Machinery - 1.5%
Cummins Inc.	16,800	1,250,088
Dover Corp.	25,740	1,152,122
Harsco Corp.	55,591	1,108,484
IDEX Corp.	21,400	637,506
Joy Global Inc.	8,113	460,332
Oshkosh Corp.	59,250	1,474,140	*
Pall Corp.	32,040	1,095,448

Total Machinery		7,178,120

Professional Services - 0.1%
FTI Consulting Inc.	16,700	547,426	*

Road & Rail - 0.8%
Hertz Global Holdings Inc.	129,575	1,102,683	*
Kansas City Southern	61,700	2,071,269	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2010

SECURITY	SHARES	VALUE
Road & Rail - continued
Norfolk Southern Corp.	16,000	$858,880

Total Road & Rail		4,032,832

TOTAL INDUSTRIALS		50,410,700

INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 1.9%
Cisco Systems Inc.	298,920	5,993,346	*
QUALCOMM Inc.	50,390	1,930,441
Tellabs Inc.	145,600	1,033,760

Total Communications Equipment		8,957,547

Computers & Peripherals - 4.9%
Apple Inc.	50,320	12,246,378	*
Dell Inc.	121,600	1,431,232	*
Hewlett-Packard Co.	160,670	6,182,582
SanDisk Corp.	29,400	977,256	*
Seagate Technology	217,950	2,207,833	*
Western Digital Corp.	26,700	644,805	*

Total Computers & Peripherals		23,690,086

Electronic Equipment, Instruments & Components - 0.7%
Corning Inc.	93,700	1,469,216
Flextronics International Ltd.	231,400	1,140,802	*
Tech Data Corp.	17,900	647,980	*

Total Electronic Equipment, Instruments & Components		3,257,998

Internet Software & Services - 1.1%
Google Inc., Class A Shares	11,200	5,040,224	*

IT Services - 3.1%
Accenture PLC, Class A Shares	51,282	1,876,921
Computer Sciences Corp.	36,660	1,459,435
International Business Machines Corp.	87,220	10,748,120
Total System Services Inc.	70,400	999,680

Total IT Services		15,084,156

Office Electronics - 0.6%
Xerox Corp.	367,368	3,100,586

Semiconductors & Semiconductor Equipment - 2.5%
Intel Corp.	343,900	6,093,908
LSI Corp.	339,180	1,363,504	*
Micron Technology Inc.	235,420	1,521,990	*
Texas Instruments Inc.	124,670	2,871,150

Total Semiconductors & Semiconductor Equipment		11,850,552

Software - 3.8%
BMC Software Inc.	36,288	1,308,545	*
CA Inc.	73,557	1,324,762
Microsoft Corp.	427,850	10,045,918
Oracle Corp.	252,410	5,522,731

Total Software		18,201,956

TOTAL INFORMATION TECHNOLOGY		89,183,105

MATERIALS - 3.8%
Chemicals - 1.7%
E.I. du Pont de Nemours & Co.	52,680	2,147,764
Huntsman Corp.	125,910	1,147,040
Lubrizol Corp.	12,300	1,147,713
PPG Industries Inc.	34,800	2,290,884
Valspar Corp.	46,400	1,397,568

Total Chemicals		8,130,969

Containers & Packaging - 0.2%
Sonoco Products Co.	26,415	830,752

Metals & Mining - 1.0%
Cliffs Natural Resources Inc.	21,381	1,308,303
Teck Cominco Ltd., Class B Shares	45,500	1,518,790
Yamana Gold Inc.	190,190	1,922,821

Total Metals & Mining		4,749,914

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2010

SECURITY	SHARES	VALUE
Paper & Forest Products - 0.9%
International Paper Co.	67,600	$1,383,096
MeadWestvaco Corp.	130,640	2,842,726

Total Paper & Forest Products		4,225,822

TOTAL MATERIALS		17,937,457

TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.2%
AT&T Inc.	296,160	8,005,205
Qwest Communications International Inc.	339,300	1,917,045
Verizon Communications Inc.	179,760	5,304,717

Total Diversified Telecommunication Services		15,226,967

Wireless Telecommunication Services - 0.2%
Rogers Communications Inc., Class B Shares	31,900	1,110,439

TOTAL TELECOMMUNICATION SERVICES		16,337,406

UTILITIES - 4.2%
Electric Utilities - 0.7%
DPL Inc.	62,700	1,587,564
Exelon Corp.	13,570	552,570
Pinnacle West Capital Corp.	33,490	1,334,577

Total Electric Utilities		3,474,711

Gas Utilities - 0.6%
AGL Resources Inc.	31,900	1,170,730
Atmos Energy Corp.	29,980	848,434
Energen Corp.	21,000	896,280

Total Gas Utilities		2,915,444

Independent Power Producers & Energy Traders - 0.8%
AES Corp.	172,610	1,767,526	*
NRG Energy Inc.	107,870	2,191,919	*

Total Independent Power Producers & Energy Traders		3,959,445

Multi-Utilities - 2.1%
CenterPoint Energy Inc.	134,800	1,993,692
DTE Energy Co.	42,150	1,974,727
MDU Resources Group Inc.	25,170	473,448
TECO Energy Inc.	81,880	1,382,134
Xcel Energy Inc.	176,100	3,928,791

Total Multi-Utilities		9,752,792

TOTAL UTILITIES		20,102,392

TOTAL INVESTMENTS - 99.4% (Cost - $488,106,684#)		476,105,037
Other Assets in Excess of Liabilities - 0.6%		2,748,186

TOTAL NET ASSETS - 100.0%		$478,853,223

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Batterymarch U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$476,105,037	—	—	$476,105,037

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$32,841,458
Gross unrealized depreciation	(44,843,105)

Net unrealized depreciation	$(12,001,647)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended August 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: October 25, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: October 25, 2010